Pay vs Performance Disclosure Unit_pure in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay
for
Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, the following disclosure is provided about the relationship between executive compensation and the Company’s performance on select financial metrics. The “Compensation Actually Paid” and other compensation figures shown here are calculated in accordance with applicable regulatory guidance. More information on our compensation program and decisions for the 2022 performance year can be found in the
Compensation Discussion and Analysis
section.

	PEO-Michael Weening (President & CEO)		PEO-Carl Russo (Chairman & fmr. CEO)				Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO ($) (1)	Compensation Actually Paid to PEO ($) (2)	Summary Compensation Table Total for PEO ($) (1)	Compensation Actually Paid to PEO ($) (2)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (1) (3)	Average Compensation Actually Paid to Non-PEO NEOs ($) (2) (3)	Total Shareholder Return ($) (4)	Peer Group Total Shareholder Return ($) (5)	Net Income (in millions) ($) (6)	Non-GAAP Operating Income (in millions) ($) (7)

2022	22,278,030	17,458,995	3,866,660	(1,092,938)	6,724,491	5,951,904	855	124	41	99
2021	n/a	n/a	7,726,910	30,362,780	4,914,250	15,939,257	1,000	154	238	96
2020	n/a	n/a	6,894,750	13,878,750	4,303,652	9,778,865	372	101	33	64

(1)
These amounts reflect the total compensation, as disclosed in the Summary Compensation Table, paid to our CEOs (Mr. Weening in 2022 and Mr. Russo in 2022, 2021 and 2020) and the average total compensation for our non-PEO NEOs in 2022, 2021 and 2020.

(2)
Compensation Actually Paid represents the total compensation from the Summary Compensation Table for each of our CEOs and the average total compensation for our non-PEO NEOs as adjusted to reflect changes in the fair value of our outstanding stock option awards in accordance with Item 402(v) of Regulation S-K. The table below details the adjustments for 2022, 2021 and 2020.

		2022			2021		2020
		PEO (M. Weening) ($)	PEO (C. Russo) ($)	Average Non-PEO NEOs ($)	PEO (C. Russo) ($)	Average Non-PEO NEOs ($)	PEO (C. Russo) ($)	Average Non-PEO NEOs ($)
Summary Compensation Table Total		22,278,030	3,866,660	6,724,491	7,726,910	4,914,250	6,894,750	4,303,652
- Stock and Option Awards (a)		20,450,550	3,092,910	6,044,912	6,656,130	3,975,430	4,952,000	2,731,118
	+ Year End Fair Value of Equity Awards Granted in the Applicable Year	20,410,000	3,925,000	7,326,667	12,651,000	5,865,454	11,936,000	2,766,000
Equity Award Adjustments (b)	+ Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested at Year End	(1,314,712)	(1,423,500)	(511,700)	13,625,000	7,298,173	0	4,313,081
	+ Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	(3,463,773)	(4,368,188)	(1,542,642)	3,016,000	1,836,810	0	1,127,249
Compensation Actually Paid		$17,458,995	(1,092,938)	5,951,904	30,362,780	15,939,257	13,878,750	9,778,865

(a)	Reflects the grant date fair value of stock option awards as disclosed in the Summary Compensation Table for the applicable year.
(b)
These amounts represent the sum of the fair value of all stock option awards granted during the covered fiscal year, measured at the end of the year plus the change in the fair value of unvested stock option awards granted in prior fiscal years, measured at the end of the covered fiscal year (or, for stock option awards that vested in the covered fiscal year, as of the vesting date). Fair value is calculated in accordance with ASC Topic 718. For performance-contingent stock options, we have assumed achievement of performance goals at maximum.

The Company and the
Compensation Committee consider the below metrics to have the greatest influence on executive pay for our PEO and other NEOs: bookings, revenue, non-GAAP
gross margin and
non-GAAP
operating income.

(3)	The chart below outlines our non-PEO NEOs for 2022, 2021 and 2020:

2022	2021	2020*
Cory Sindelar	Michael Weening	Michael Weening
J. Matthew Collins	Cory Sindelar	Cory Sindelar
Shane Eleniak	J. Matthew Collins	—
—	Shane Eleniak	—
* In 2020, we only had three NEOs (including Mr. Russo who was our CEO).

(4)	Total Shareholder Return for each fiscal year is based on an initial fixed investment of $100 in our stock on December 31, 2019.
(5)	The peer group reflects the S&P 500 Communications Equipment Index, assuming a fixed investment of $100 as of December 31, 2019.
(6)	The dollar amounts reported reflect our Net Income as reported in our audited financial statements for each applicable year.
(7)
The dollar amounts represent the most important financial performance measure not otherwise reported in the above table that is used by the Company to link actual compensation paid during the most recent fiscal year to the Company’s performance, as required pursuant to Item 402(v) of Regulation S-K. Non-GAAP Operating Income is defined as operating income on a GAAP basis less certain items that are not considered indicative of our performance, consisting of: stock-based compensation, intangible asset amortization and U.S. tariff refunds. Reconciliation of these non-GAAP amounts to GAAP is provided in Appendix C.

Company Selected Measure Name	Non-GAAP Operating Income
Named Executive Officers, Footnote [Text Block]
(3)	The chart below outlines our non-PEO NEOs for 2022, 2021 and 2020:

2022	2021	2020*
Cory Sindelar	Michael Weening	Michael Weening
J. Matthew Collins	Cory Sindelar	Cory Sindelar
Shane Eleniak	J. Matthew Collins	—
—	Shane Eleniak	—
* In 2020, we only had three NEOs (including Mr. Russo who was our CEO).

Peer Group Issuers, Footnote [Text Block]	The peer group reflects the S&P 500 Communications Equipment Index, assuming a fixed investment of $100 as of December 31, 2019.
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
Compensation Actually Paid represents the total compensation from the Summary Compensation Table for each of our CEOs and the average total compensation for our non-PEO NEOs as adjusted to reflect changes in the fair value of our outstanding stock option awards in accordance with Item 402(v) of Regulation S-K. The table below details the adjustments for 2022, 2021 and 2020.

		2022			2021		2020
		PEO (M. Weening) ($)	PEO (C. Russo) ($)	Average Non-PEO NEOs ($)	PEO (C. Russo) ($)	Average Non-PEO NEOs ($)	PEO (C. Russo) ($)	Average Non-PEO NEOs ($)
Summary Compensation Table Total		22,278,030	3,866,660	6,724,491	7,726,910	4,914,250	6,894,750	4,303,652
- Stock and Option Awards (a)		20,450,550	3,092,910	6,044,912	6,656,130	3,975,430	4,952,000	2,731,118
	+ Year End Fair Value of Equity Awards Granted in the Applicable Year	20,410,000	3,925,000	7,326,667	12,651,000	5,865,454	11,936,000	2,766,000
Equity Award Adjustments (b)	+ Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested at Year End	(1,314,712)	(1,423,500)	(511,700)	13,625,000	7,298,173	0	4,313,081
	+ Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	(3,463,773)	(4,368,188)	(1,542,642)	3,016,000	1,836,810	0	1,127,249
Compensation Actually Paid		$17,458,995	(1,092,938)	5,951,904	30,362,780	15,939,257	13,878,750	9,778,865

(a)	Reflects the grant date fair value of stock option awards as disclosed in the Summary Compensation Table for the applicable year.
(b)
These amounts represent the sum of the fair value of all stock option awards granted during the covered fiscal year, measured at the end of the year plus the change in the fair value of unvested stock option awards granted in prior fiscal years, measured at the end of the covered fiscal year (or, for stock option awards that vested in the covered fiscal year, as of the vesting date). Fair value is calculated in accordance with ASC Topic 718. For performance-contingent stock options, we have assumed achievement of performance goals at maximum.

The Company and the
Compensation Committee consider the below metrics to have the greatest influence on executive pay for our PEO and other NEOs: bookings, revenue, non-GAAP
gross margin and
non-GAAP
operating income.

Non-PEO NEO Average Total Compensation Amount	$ 6,724,491	$ 4,914,250	$ 4,303,652
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,951,904	15,939,257	9,778,865
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)
Compensation Actually Paid represents the total compensation from the Summary Compensation Table for each of our CEOs and the average total compensation for our non-PEO NEOs as adjusted to reflect changes in the fair value of our outstanding stock option awards in accordance with Item 402(v) of Regulation S-K. The table below details the adjustments for 2022, 2021 and 2020.

		2022			2021		2020
		PEO (M. Weening) ($)	PEO (C. Russo) ($)	Average Non-PEO NEOs ($)	PEO (C. Russo) ($)	Average Non-PEO NEOs ($)	PEO (C. Russo) ($)	Average Non-PEO NEOs ($)
Summary Compensation Table Total		22,278,030	3,866,660	6,724,491	7,726,910	4,914,250	6,894,750	4,303,652
- Stock and Option Awards (a)		20,450,550	3,092,910	6,044,912	6,656,130	3,975,430	4,952,000	2,731,118
	+ Year End Fair Value of Equity Awards Granted in the Applicable Year	20,410,000	3,925,000	7,326,667	12,651,000	5,865,454	11,936,000	2,766,000
Equity Award Adjustments (b)	+ Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested at Year End	(1,314,712)	(1,423,500)	(511,700)	13,625,000	7,298,173	0	4,313,081
	+ Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	(3,463,773)	(4,368,188)	(1,542,642)	3,016,000	1,836,810	0	1,127,249
Compensation Actually Paid		$17,458,995	(1,092,938)	5,951,904	30,362,780	15,939,257	13,878,750	9,778,865

(a)	Reflects the grant date fair value of stock option awards as disclosed in the Summary Compensation Table for the applicable year.
(b)
These amounts represent the sum of the fair value of all stock option awards granted during the covered fiscal year, measured at the end of the year plus the change in the fair value of unvested stock option awards granted in prior fiscal years, measured at the end of the covered fiscal year (or, for stock option awards that vested in the covered fiscal year, as of the vesting date). Fair value is calculated in accordance with ASC Topic 718. For performance-contingent stock options, we have assumed achievement of performance goals at maximum.

The Company and the
Compensation Committee consider the below metrics to have the greatest influence on executive pay for our PEO and other NEOs: bookings, revenue, non-GAAP
gross margin and
non-GAAP
operating income.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The table below shows the relationship between the compensation actually paid to the PEOs and Average non-PEO NEOs relative to Total Shareholder Return (“TSR”) for Calix and the peer group for 2022, 2021 and 2020.

Compensation Actually Paid vs. Net Income [Text Block]
The table below shows the relationship between the compensation actually paid to the PEOs and Average non-PEO NEOs relative to net income and non-GAAP operating income for 2022, 2021 and 2020.

(1)
Non-GAAP Operating Income is defined as operating income on a GAAP basis less certain items that are not considered indicative of our performance, consisting of: stock-based compensation, intangible asset amortization and U.S. tariff refunds. Reconciliation of these non-GAAP amounts to GAAP is provided in Appendix C.

Tabular List [Table Text Block]
The Company and the Compensation
Committee consider the below metrics to have the greatest influence on executive pay for our PEO and other NEOs: Bookings, Revenue, Non-GAAP Gross Margin and Non-GAAP Operating Income.

Total Shareholder Return Amount	$ 855	1,000	372
Peer Group Total Shareholder Return Amount	124	154	101
Net Income (Loss)	$ 41,000,000	$ 238,000,000	$ 33,000,000
Company Selected Measure Amount	99	96	64
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Bookings
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP Gross Margin
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP Operating Income
Non-GAAP Measure Description [Text Block]	The dollar amounts represent the most important financial performance measure not otherwise reported in the above table that is used by the Company to link actual compensation paid during the most recent fiscal year to the Company’s performance, as required pursuant to Item 402(v) of Regulation S-K. Non-GAAP Operating Income is defined as operating income on a GAAP basis less certain items that are not considered indicative of our performance, consisting of: stock-based compensation, intangible asset amortization and U.S. tariff refunds. Reconciliation of these non-GAAP amounts to GAAP is provided in Appendix C.
Michael Weening [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 22,278,030
PEO Actually Paid Compensation Amount	$ 17,458,995
PEO Name	Mr. Weening
Carl Russo [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 3,866,660	$ 7,726,910	$ 6,894,750
PEO Actually Paid Compensation Amount	$ (1,092,938)	30,362,780	13,878,750
PEO Name	Mr. Russo
PEO [Member] | Michael Weening [Member] | Stock and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (20,450,550)
PEO [Member] | Michael Weening [Member] | Year End Fair Value of Equity Awards Granted in the Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	20,410,000
PEO [Member] | Michael Weening [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested at Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,314,712)
PEO [Member] | Michael Weening [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,463,773)
PEO [Member] | Carl Russo [Member] | Stock and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,092,910)	(6,656,130)	(4,952,000)
PEO [Member] | Carl Russo [Member] | Year End Fair Value of Equity Awards Granted in the Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,925,000	12,651,000	11,936,000
PEO [Member] | Carl Russo [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested at Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,423,500)	13,625,000	0
PEO [Member] | Carl Russo [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,368,188)	3,016,000	0
Non-PEO NEO [Member] | Stock and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,044,912)	(3,975,430)	(2,731,118)
Non-PEO NEO [Member] | Year End Fair Value of Equity Awards Granted in the Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,326,667	5,865,454	2,766,000
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested at Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(511,700)	7,298,173	4,313,081
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,542,642)	$ 1,836,810	$ 1,127,249